Equity-Accounted Investees - Albajuna Therapeutics, S.L. (Details) - EUR (€)		12 Months Ended
	Oct. 09, 2023	Dec. 31, 2018	Dec. 31, 2016
Grifols Innovation and New Technologies Limited
Equity Accounted Investees
Proportion of ownership interest (as a percent)	100.00%
Albajuna Therapeutics, S.L
Equity Accounted Investees
Proportion of ownership interest (as a percent)	100.00%
Albajuna Therapeutics, S.L
Equity Accounted Investees
Total business combination cost	€ 1
Percentage of interest acquired	51.00%
Albajuna Therapeutics, S.L.
Equity Accounted Investees
Capital investment			€ 3,750,000
Percentage of shareholding		49.00%	30.00%